PROFESSIONAL FEES	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
PROFESSIONAL FEES (UNAUDITED)
PROFESSIONAL FEES

14.PROFESSIONAL FEES (UNAUDITED)

Details of professional fees are presented below:

	For the three months	For the three months
	ended	ended
	February 28, 2026	February 28, 2025
Consulting	$302,400	$313,076
Management fees	102,250	90,000
Legal, accounting and others	54,270	99,837
Total, Professional fees (unaudited)	$458,920	$502,913

7.	PROFESSIONAL FEES

Details of professional fees are presented below:

		For the period from
		December 14, 2023
	For the year ended	(Inception) through
	November 30, 2025	November 30, 2024
Consulting	$1,402,176	$561,724
Management fees	354,145	127,500
Legal, accounting and others	1,318,991	68,919
Total, Professional fees	$3,075,312	$758,143